Prepaid Expenses and Other Current Assets, Net	6 Months Ended
Sep. 30, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

10. PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

	As of September 30, 2024	As of March 31, 2024
	$’000	$’000
Current
Prepaid professional fee (note a)	419	460
Prepaid information technology expenses	162	30
Prepaid office expenses	82	82
Prepaid marketing expenses (note b)	-	813
Others	68	7
Total prepaid expenses and other current assets, net - current	731	1,392

Non-current
Prepaid professional fee (note a)	403	450
Total prepaid expenses, net - non-current	403	450

Note:

(a)	Prepaid professional fee are virtual asset business solutions consultancy fee advanced to the advisors. The service is expected to be provided from year 2024 to year 2028.

(b)	Prepaid marketing expenses are associated with marketing, branding creation, and AI video production services that are paid for in advance to marketing firms.